Goodwill and Other Intangible Assets and Liabilities - Schedule of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2013	Sep. 24, 2014	Dec. 28, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Balance at beginning of year	$ 249,924	$ 248,674	$ 249,924
Restaurant disposition	(600)
Balance at end of year	$ 249,324	$ 248,674	$ 249,924